T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.8%
VIRGINIA 83.9%
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 4.625%, 1/1/32	3,500	3,240
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,200	2,887
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25	400	459
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26	415	474
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30	265	296
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35	1,500	1,633
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36	1,000	1,132
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40	2,500	2,804
Alexandria IDA, Episcopal High School, 4.50%, 1/1/33	3,610	3,792
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	1,995	2,052
Alexandria IDA, Goodwin House, 5.00%, 10/1/45	7,500	7,576
Alexandria IDA, Goodwin House, 5.00%, 10/1/50	1,000	1,007
Arlington County, GO, 4.00%, 6/15/36	8,585	10,385
Arlington County, GO, 4.00%, 6/15/37	2,835	3,417
Arlington County, Series A, GO, 5.00%, 8/15/32	1,555	1,952
Arlington County, Series A, GO, 5.00%, 8/15/34	1,500	1,871
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/40	1,000	1,092
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45	1,000	1,081
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30	500	643
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/31	8,640	8,661
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32	600	760
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35	200	250
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36	1,625	2,018
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37	800	990
Botetourt County, Residential Care Fac. , Glebe, Inc. , Series A,
6.00%, 7/1/34	525	531
Botetourt County, Residential Care Fac. , Glebe, Inc. , Series A,
6.00%, 7/1/44	3,000	2,970

The accompanying  notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Capital Region Airport Commission, Series A, 4.00%, 7/1/20	1,160	1,163
Capital Region Airport Commission, Series A, 4.00%, 7/1/24	1,000	1,082
Capital Region Airport Commission, Series A, 4.00%, 7/1/34	375	411
Capital Region Airport Commission, Series A, 4.00%, 7/1/35	700	765
Capital Region Airport Commission, Series A, 4.00%, 7/1/36	650	708
Capital Region Airport Commission, Series A, 4.00%, 7/1/38	850	921
Capital Region Airport Commission, Series A, 4.25%, 7/1/21	500	518
Capital Region Airport Commission, Series A, 5.00%, 7/1/23	600	671
Capital Region Airport Commission, Series A, 5.00%, 7/1/30	995	1,177
Capital Region Airport Commission, Series A, 5.00%, 7/1/32	400	468
Capital Region Airport Commission, Series A, 5.00%, 7/1/33	500	583
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (1)	705	704
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (1)	1,225	1,190
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (1)	2,195	2,100
Chesapeake Bay Bridge & Tunnel Dist. , 5.50%, 7/1/25 (2)(3)	6,235	7,389
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/41 (4)	16,520	19,546
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/46	13,360	14,322
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/51	13,805	14,748
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, BAN, 5.00%,
11/1/23	7,500	8,061
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47	9,860	10,126
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40	3,875	3,540
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
4.00%, 7/1/39	1,000	1,039
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
4.00%, 7/1/43	5,245	5,397
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/31	1,490	1,748
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/33	2,000	2,313

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/34	1,475	1,701
Chesterfield County Economic Dev. Auth. , Bon Secours
Healthcare System, Series C1, 5.00%, 11/1/42 (Prerefunded
11/1/20) (4)(5)	7,640	7,785
Fairfax County, Public Improvement, Series A, GO, 5.00%,
10/1/35	6,000	7,387
Fairfax County, Sewer, 5.00%, 7/15/44	5,650	6,948
Fairfax County, Sewer, Series A, 4.00%, 7/15/38	1,840	2,122
Fairfax County Economic Dev. Auth. , Goodwin House, Series A,
5.00%, 10/1/36	7,060	7,272
Fairfax County Economic Dev. Auth. , Goodwin House, Series A,
5.00%, 10/1/42	4,350	4,418
Fairfax County Economic Dev. Auth. , Metrorail Parking System,
5.00%, 4/1/42	9,000	10,877
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
4.00%, 4/1/34	8,000	9,024
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (5)	1,200	1,440
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
Unrefunded Balance, 4.00%, 4/1/35	4,565	5,133
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.00%, 12/1/22	225	226
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.50%, 12/1/32	1,000	980
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/42	470	466
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/47	4,000	3,906
Fairfax County Economic Dev. Auth. , Wiehle Ave Metrorail
Station, 5.00%, 8/1/33	1,740	2,334
Fairfax County Economic Dev. Auth. , Wiehle Ave Metrorail
Station, 5.00%, 8/1/34	2,000	2,672
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42	5,495	5,679
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37	1,465	1,551
Fairfax County IDA, Inova Health System, 5.00%, 5/15/40	26,785	28,306

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48	1,665	1,855
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44	13,070	14,447
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/28	3,075	3,300
Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36	4,105	5,167
Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38	3,040	3,801
Fairfax County Water Auth. , 5.00%, 4/1/44	4,720	5,769
Fairfax County Water Auth. , 5.00%, 4/1/45	4,230	5,165
Fredericksburg, Series A, GO, 4.75%, 7/15/37	7,790	7,832
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/29	1,600	1,790
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/31	425	471
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,250	1,377
Fredericksburg Economic Dev. Auth. , Medicorp Health System,
5.25%, 6/15/21	2,345	2,444
Fredericksburg Economic Dev. Auth. , Medicorp Health System,
5.25%, 6/15/23	2,600	2,911
Greater Richmond Convention Center Auth. , 5.00%, 6/15/29	3,750	4,144
Greater Richmond Convention Center Auth. , 5.00%, 6/15/30	1,500	1,651
Greater Richmond Convention Center Auth. , 5.00%, 6/15/31	2,000	2,192
Greater Richmond Convention Center Auth. , 5.00%, 6/15/32	5,630	6,143
Hampton Roads Sanitation Dist. , Series A, 4.00%, 10/1/38	1,690	1,951
Hampton Roads Sanitation Dist. , Series A, 5.00%, 8/1/37
(Prerefunded 8/1/26) (5)	10,070	12,880
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42	2,850	3,534
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/48	23,410	28,800
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	51,485	64,821

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/38	700	661
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/48	3,535	3,227
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/51	3,575	3,236
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , Series A, 5.00%, 7/1/42	1,000	929
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , Series A, 5.00%, 7/1/47	8,155	7,466
Henrico County, GO, 5.00%, 8/1/30	5,255	7,205
Henrico County, Recreational Fac. Improvement, Series A, GO,
4.00%, 8/1/28 (Prerefunded 8/1/20) (5)	420	423
Henrico County Economic Dev. Auth. , 4.00%, 4/15/37	4,065	4,233
Henrico County Economic Dev. Auth. , 4.00%, 4/15/42	3,595	3,726
Henrico County Economic Dev. Auth. , Bon Secours Healthcare
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (5)	7,035	7,822
Henrico County Economic Dev. Auth. , Bon Secours Healthcare
System, 6.25%, 8/15/20 (2)(3)	480	486
Henrico County Economic Dev. Auth. , Lifespire of Virginia,
Series C, 5.00%, 12/1/37	1,900	1,786
Henrico County Water & Sewer, 4.00%, 5/1/32	4,050	4,387
Henrico County Water & Sewer, 4.00%, 5/1/33	4,085	4,409
Henrico County Water & Sewer, 4.00%, 5/1/34	4,260	4,589
Henrico County Water & Sewer, 5.00%, 5/1/42	3,340	4,084
Henrico County Water & Sewer, 5.00%, 5/1/46	6,570	7,992
Isle of Wight County, Recreational Fac. Improvement, GO,
5.00%, 7/1/43 (Prerefunded 7/1/22) (5)	2,495	2,736
Isle of Wight County, Recreational Fac. Improvement,
Unrefunded Balance, GO, 5.00%, 7/1/43	795	865
James City County Economic Dev. Auth. , United Methodist
Home, Series A, 2.00%, 10/1/48 (6)	753	66
James City County Economic Dev. Auth. , United Methodist
Home, Series A, 6.00%, 6/1/43	2,849	2,661
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31	850	779
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42	1,000	962
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48	3,405	3,206
Lexington IDA, V. M. I. Dev. Board, 4.00%, 12/1/30	2,835	3,358
Lexington IDA, Washington & Lee Univ. , 4.75%, 1/1/43
(Prerefunded 1/1/22) (5)	1,225	1,313
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/34	2,085	2,639
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/35	1,105	1,394
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/38	1,000	1,249
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/43
(Prerefunded 1/1/22) (5)	7,000	7,531
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/43	2,240	2,778
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/48	1,500	1,852
Loudoun County Economic Dev. Auth. , Howard Hughes
Medical, Zero Coupon, 7/1/49	5,000	2,010
Lynchburg Economic Dev. Auth., Central Health, Series A,
5.00%, 1/1/47	5,345	6,015
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 0.06%, 1/1/47	3,315	3,315
Manassas Park Economic Dev. Auth. , Series A, 5.00%, 7/15/20
(2)	640	644
Manassas Park Economic Dev. Auth. , Series A, 6.00%, 7/15/35
(Prerefunded 7/15/20) (5)	3,495	3,519
Montgomery County Economic Dev. Auth. , Virginia Tech
Foundation, Series A, 4.00%, 6/1/37	725	833
New Port CDA, Special Assessment, 5.60%, 9/1/36 (6)(7)	978	411
Newport News Economic Dev. Auth. , Lifespire, 5.00%, 12/1/38	2,500	2,315
Newport News, Water & Sewer, 5.00%, 7/15/32	1,260	1,561
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26)
(5)	1,050	1,351
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26)
(5)	2,300	2,959
Norfolk Airport Auth. , Series A, 5.00%, 7/1/20	1,385	1,390
Norfolk Airport Auth. , Series A, 5.00%, 7/1/21	1,000	1,045
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
4.00%, 11/1/42	125	129
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
5.00%, 11/1/43	5,575	5,942
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	2,000	2,570
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community - Harbor, 5.00%, 1/1/34	200	201
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement Fac. ,
5.375%, 1/1/35	3,870	3,938
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement Fac. ,
5.375%, 1/1/46	480	482
Norfolk Water Revenue, 5.00%, 11/1/28 (Prerefunded 5/1/22)
(5)	1,705	1,862
Norfolk Water Revenue, 5.00%, 11/1/29 (Prerefunded 5/1/22)
(5)	1,125	1,228
Norfolk Water Revenue, 5.00%, 11/1/31 (Prerefunded 5/1/22)
(5)	1,020	1,114
Norfolk Water Revenue, 5.00%, 11/1/38 (Prerefunded 5/1/21)
(5)	2,805	2,929
Norfolk Water Revenue, Series A, 5.25%, 11/1/44	17,250	20,600
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/28	25	27
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/29	20	22
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/31	15	16
Prince William County IDA, Novant Health, Series B, 4.00%,
11/1/33	7,660	8,007
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37	4,000	4,036
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46	4,025	3,956
Richmond Metropolitan Auth. , Expressway, 5.25%, 7/15/22 (3)	1,895	1,987
Richmond Metropolitan Auth. , Expressway, 5.25%, 7/15/22
(2)(3)	1,095	1,148
Richmond Metropolitan Auth. , Expressway, Unrefunded
Balance, 5.25%, 7/15/22 (3)	6,535	6,853
Richmond Public Utility Revenue, Series A, 4.00%, 1/15/39	1,880	2,246
Riverside Regional Jail Auth. , 5.00%, 7/1/30	5,770	6,996
Roanoke Economic Dev. Auth. , Carillion Clinic, 4.00%, 7/1/38	2,150	2,507
Roanoke Economic Dev. Auth. , Carillion Clinic, 5.00%, 7/1/33	4,970	4,989
Roanoke Economic Dev. Auth. , Carillion Clinic, 5.00%, 7/1/47	10,675	16,326

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Roanoke Economic Dev. Auth. , Carillion Healthcare System,
Series C, 5.00%, 7/1/27 (4)	4,250	4,266
Roanoke Economic Dev. Auth. , Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23) (5)	3,900	4,739
Rockingham County Economic Dev. Auth. , Sunnyside
Presbyterian Home, 4.00%, 12/1/33	550	525
Rockingham County Economic Dev. Auth. , Sunnyside
Presbyterian Home, 4.00%, 12/1/34	2,000	1,896
Rockingham County Economic Dev. Auth. , Sunnyside
Presbyterian Home, 5.00%, 12/1/39	2,000	2,055
Russell County IDA PCR, Appalachian Power, Series K, 4.625%,
11/1/21	10,520	10,540
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/30	1,025	1,198
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	2,500	2,864
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/35	1,000	1,142
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	350	398
Suffolk Economic Dev. Auth. , United Church Homes, 5.00%,
9/1/25	1,960	1,970
Suffolk Economic Dev. Auth. , United Church Homes, 5.00%,
9/1/31	4,000	3,935
Tobacco Settlement Fin. , Series B1, 5.00%, 6/1/47	3,025	3,002
Univ. of Virginia, Series A, 5.00%, 4/1/38	1,680	2,070
Univ. of Virginia, Series A-2, 5.00%, 4/1/45	20,705	23,971
Univ. of Virginia, Series B, 4.00%, 8/1/48	4,930	5,655
Univ. of Virginia, Series B, 5.00%, 4/1/46	5,000	6,075
Upper Occoquan Sewage Auth. , 4.00%, 7/1/34	5,515	6,225
Upper Occoquan Sewage Auth. , 4.00%, 7/1/40	5,805	6,469
Upper Occoquan Sewage Auth. , Series B, 4.00%, 7/1/37	2,155	2,462
Virginia College Building Auth. , Series A, 4.00%, 2/1/34	4,500	5,038
Virginia College Building Auth. , 21st Century College &
Equipment, 4.00%, 2/1/31	10,000	10,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia College Building Auth. , Univ. of Richmond, 4.00%,
3/1/42	8,010	8,479
Virginia College Building Auth. , Washington & Lee Univ. , 5.00%,
1/1/40	3,650	4,146
Virginia College Building Auth. , Washington & Lee Univ. , 5.25%,
1/1/26 (3)	840	976
Virginia College Building Auth. , Washington & Lee Univ. , 5.25%,
1/1/31 (3)	7,925	10,571
Virginia College Building Auth. , Washington & Lee Univ. , 5.75%,
1/1/34	10,520	15,907
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30	12,310	13,771
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31	2,445	2,726
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32	6,860	7,620
Virginia Commonwealth Transportation Board, 5.00%, 9/15/30	4,940	6,303
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34	3,600	4,229
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/35	2,985	3,493
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33	1,250	1,577
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31	11,000	13,748
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33	2,985	3,569
Virginia Commonwealth Univ. Health System Auth. , 4.00%,
7/1/35	1,500	1,685
Virginia Commonwealth Univ. Health System Auth. , Series A,
5.00%, 7/1/34	5,000	6,041
Virginia Commonwealth Univ. Health System Auth. , Series B,
5.00%, 7/1/34	2,795	3,377
Virginia Commonwealth Univ. Health System Auth. , Series B,
5.00%, 7/1/46	5,500	6,450
Virginia HDA, Series E, 4.125%, 12/1/46	5,180	5,766
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43	7,710	8,320
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/30	2,135	2,440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/33	1,920	2,154
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/34	2,005	2,231
Virginia Port Auth. , Series B, 5.00%, 7/1/41 (8)	1,000	1,197
Virginia Port Auth. , Series B, 5.00%, 7/1/45 (8)	11,500	13,679
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/29 (8)	1,000	1,207
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/30
(Prerefunded 7/1/20) (5)	20	20
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/35
(Prerefunded 7/1/20) (5)	3,500	3,514
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/36
(Prerefunded 7/1/20) (5)	3,500	3,514
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/39 (8)	7,180	8,520
Virginia Public Building Auth. , Series A, 4.00%, 8/1/35	6,690	8,100
Virginia Public Building Auth. , Series A, 4.00%, 8/1/36	5,000	5,938
Virginia Public Building Auth. , Series A, 4.00%, 8/1/39	1,430	1,707
Virginia Public Building Auth. , Series A, 5.00%, 8/1/31
(Prerefunded 8/1/21) (5)	80	84
Virginia Public Building Auth. , Series A-2017, 5.00%, 8/1/31
(Prerefunded 8/1/21) (5)	1,090	1,150
Virginia Public Building Auth. , Series B, 4.00%, 8/1/35 (8)	8,485	10,274
Virginia Public Building Auth. , Series B, 4.00%, 8/1/36 (8)	8,830	10,643
Virginia Public School Auth. , Series A, 4.00%, 8/1/35	2,665	3,234
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series B,
4.00%, 11/1/40	1,335	1,484
Virginia Resources Auth. , Infrastructure Pooled Fin. , 5.00%,
11/1/30 (Prerefunde d 11/1/20) (5)	450	459
Virginia Resources Auth. , Infrastructure Pooled Fin. , 5.00%,
11/1/33 (Prerefunde d 11/1/20) (5)	1,555	1,586
Virginia Resources Auth. , Infrastructure Pooled Fin. , 5.00%,
11/1/36 (Prerefunde d 11/1/21) (5)	4,665	4,973
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series A,
5.00%, 11/1/42 (Prerefunded 11/1/23) (5)	90	104
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series B,
5.00%, 11/1/31 (Prerefunded 11/1/21) (5)	3,255	3,470

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series B,
5.00%, 11/1/40 (Prerefunded 11/1/20) (5)	4,775	4,871
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series C,
4.00%, 11/1/37	570	649
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, 5.00%, 11/1/30	210	214
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, 5.00%, 11/1/33	355	361
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, Series A, 5.00%, 11/1/42	1,590	1,780
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, Series B, 5.00%, 11/1/31	135	143
Virginia Resources Auth. , Water & Sewer, 5.00%, 10/1/30	5,290	6,499
Virginia Resources Auth. , Water & Sewer, 5.00%, 11/1/40	9,070	10,790
Virginia Resources Auth. , Water & Sewer, 5.00%, 11/1/45	9,365	11,061
Virginia Small Business Fin. Auth. , Bon Secours Healthcare
System, 4.00%, 12/1/49	5,000	5,471
Virginia Small Business Fin. Auth. , Covanta Project, VRDN,
5.00%, 1/1/48 (Tender 7/1/38) (1)(8)	1,700	1,717
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.25%, 1/1/32 (8)	500	518
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (8)	13,775	14,188
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (8)	6,240	6,519
Virginia Small Business Fin. Auth. , Express Lanes, 5.00%,
7/1/34 (8)	8,035	8,197
Virginia Small Business Fin. Auth. , Express Lanes, Series 2012,
5.00%, 1/1/40 (8)	15,110	15,401
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
1/1/44 (8)	7,480	7,618
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/34 (8)	5,350	5,458
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 1/1/40 (8)	13,395	13,653
Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/36	7,595	8,568

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/37	12,750	14,344
Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/38	7,340	8,218
Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/39	4,795	5,354
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/47 (8)	7,850	8,236
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/49 (8)	13,640	14,285
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/52 (8)	2,535	2,647
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/56 (8)	17,895	18,630
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/30	250	293
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/34	2,250	2,589
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/35	1,750	2,008
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/44	9,500	10,656
Winchester Economic Dev. Auth. , Valley Health System, Series
A, 5.00%, 1/1/44	10,455	11,293
		1,234,501

DISTRICT OF COLUMBIA 12.3%
Metropolitan Washington Airports Auth. , 5.00%, 10/1/35 (8)	4,360	5,119
Metropolitan Washington Airports Auth. , 5.00%, 10/1/36 (8)	3,380	3,954
Metropolitan Washington Airports Auth. , 5.00%, 10/1/37 (8)	3,100	3,617
Metropolitan Washington Airports Auth. , Series A, 4.00%,
10/1/37 (8)(9)	3,345	3,701
Metropolitan Washington Airports Auth. , Series A, 4.00%,
10/1/38 (8)(9)	3,020	3,329
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/24 (8)	2,000	2,171

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/29	1,525	1,549
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/31 (8)	1,000	1,073
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/35	8,375	8,508
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/36 (8)	5,195	6,293
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/37 (8)	7,460	9,005
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/39	4,900	4,978
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/40 (8)	2,000	2,395
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/43 (8)	4,985	5,835
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/44 (8)	6,930	8,217
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/48 (8)	10,275	11,954
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/49 (8)	6,500	7,664
Metropolitan Washington Airports Auth. , Series B, 4.00%,
10/1/37 (9)	2,470	2,839
Metropolitan Washington Airports Auth. , Series B, 4.00%,
10/1/38 (9)	2,565	2,938
Metropolitan Washington Airports Auth. , Series B, 5.00%,
10/1/33 (8)	11,450	13,014
Metropolitan Washington Airports Auth. , Series C, 5.00%,
10/1/28 (8)	2,000	2,091
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/35	1,000	1,195
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/33	550	664
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/36	1,000	1,189
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/38	1,000	1,182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/39	1,350	1,592
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	14,965	17,454
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/53	9,410	9,656
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 4.00%, 10/1/53 (4)	2,430	2,560
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/33	2,480	2,842
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/34	1,280	1,461
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/47	2,300	2,542
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	1,810	2,227
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series C, 6.50%, 10/1/41 (10)	2,000	2,466
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/36	2,500	2,964
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/38	1,000	1,179
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/30	2,975	3,650
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/31	3,125	3,802
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/32	940	1,134
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/32	1,575	1,900
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/33	1,750	2,098
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/34	1,225	1,463
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	4,655	5,444
		180,908

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
PUERTO RICO 3.2%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	1,900	1,886
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	1,525	1,510
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	5,800	5,727
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	4,835	4,895
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	4,765	4,825
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	890	903
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36(7)(11)	2,775	1,734
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42(7)(11)	30	18
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27(7)(11)	365	225
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/30(7)(11)	1,100	679
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27(7)(11)	50	31
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27(7)(11)	1,345	831
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28(7)(11)	115	71
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(7)(11)	150	92
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(7)(11)	600	369
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(7)(11)	195	120
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(7)(11)	240	148
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(7)(11)	30	18
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(7)(11)	1,040	640
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(7)(11)	2,890	1,777

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (7)(11)	25	15
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (7)(11)	145	90
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (7)(11)	125	76
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (7)(11)	55	34
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (7)(11)	145	90
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (7)(11)	115	72
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(11)	35	20
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(11)	65	39
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (7)(11)	630	381
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(11)	50	31
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(11)	485	295
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(11)	140	86
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(11)	50	31
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(11)	1,240	766
Puerto Rico Sales Tax Fin. , Series A-1, 4.75%, 7/1/53	2,750	2,676
Puerto Rico Sales Tax Fin. , Series A-1, 5.00%, 7/1/58	11,565	11,574
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	3,385	2,224
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/33	2,740	1,642
		46,641

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
OHIO 0.4%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	5,930	5,984
		5,984
KENTUCKY 0.0%
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series A, VRDN, 0.22%, 1/1/29 (8)	200	200
		200
Total Municipal Securities (Cost $1,413,285)		1,468,234
COMMON STOCKS 0.0%
Westrock	—	7
Total Common Stocks (Cost $14)		7
Total Investments in Securities 99.8%
(Cost $1,413,299)		$1,468,241
Other Assets Less Liabilities 0.2%		3,581
Net Assets 100.0%		$1,471,822

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,711 and represents 0.4% of net assets.
(2)	Escrowed to maturity
(3)	Insured by National Public Finance Guarantee Corporation
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	Non-income producing
(8)	Interest subject to alternative minimum tax
(9)	When-issued security
(10)	Insured by Assured Guaranty Corporation
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
BAN	Bond Anticipation Note
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Virginia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Municipal Securities	$—	$ 1,468,234	$ —	$ 1,468,234
Common Stocks	7	—	—	7
Total	$7	$ 1,468,234	$ —	$ 1,468,241